Leases - Maturity of lease payments (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undiscounted contractual maturities
Gross lease liabilities	$ 8,439
Lease liabilities included in the financial statement of financial position	6,131	$ 5,919	$ 6,734
Current lease liabilities	975
Long-term lease liabilities	5,156
2021
Undiscounted contractual maturities
Gross lease liabilities	1,219
1 to 3 years
Undiscounted contractual maturities
Gross lease liabilities	2,403
3 to 5 years
Undiscounted contractual maturities
Gross lease liabilities	1,801
More than five years
Undiscounted contractual maturities
Gross lease liabilities	$ 3,016